Nature of Operations and Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash [Member]
Noncash or Part Noncash Divestitures [Line Items]
Proceeds from sale of Paper and Packaging & Newsprint assets			$ 1,277.2
Notes Receivable [Member]
Noncash or Part Noncash Divestitures [Line Items]
Proceeds from sale of Paper and Packaging & Newsprint assets			41.0
Common Stock [Member]
Noncash or Part Noncash Divestitures [Line Items]
Proceeds from sale of Paper and Packaging & Newsprint assets			285.2
BC Holdings [Member]
Noncash or Part Noncash Divestitures [Line Items]
Sale of paid-In-kind promissory note receivable after selling expenses and transfer net proceeds to Boise Cascade			52.7
Sale of Boise Inc. shares and transfer of net proceeds to Boise Cascade	18.3	18.8
Proceeds from Sale of Boise Inc. Shares in Dollars	$ 86.1	$ 83.2